Revenue (Details Narrative) - JPY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue	¥ 764,933	¥ 399,413	¥ 223,471
Revenue remaining performance obligation	¥ 130,824